Financial instruments and financial risk management - Fx reserve (Details) € in Thousands	12 Months Ended
Jun. 30, 2025 EUR (€)
Financial instruments and financial risk management
OCI at beginning of period	€ 1,496
OCI at end of period	(4,469)
OCI I (Cash flow hedge reserve)
Financial instruments and financial risk management
Additions	920
Reclassification	(920)
OCI II (Cost of hedging reserve)
Financial instruments and financial risk management
Additions	1,595
Reclassification	€ (1,595)